INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	December 31, 2019
				Weighted
	Gross		Net	average
	carrying	Accumulated	carrying	amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
Software copyrights	4,302,000	(3,264,250)	1,037,750	6.8
Telecommunication business operation licenses	5,744,940	(3,339,512)	2,405,428	4.0
Total	10,046,940	(6,603,762)	3,443,178

	December 31, 2020
				Weighted
	Gross		Net	average
	carrying	Accumulated	carrying	amortization
	amount	amortization	amount	period
	RMB	RMB	RMB	Years
Software copyrights	2,372,000	(1,630,750)	741,250	8.0
Telecommunication business operation licenses	5,906,192	(4,624,859)	1,281,333	4.0
Total	8,278,192	(6,255,609)	2,022,583

Schedule of estimated amortization expense	The estimated amortization expense for the next five years is as follows:

RMB
2021	1,039,747
2022	645,792
2023	288,422
2024	45,069
2025	3,553